Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost of securities available-for-sale	$ 1,262,761	$ 1,436,714
Fair value of securities held-to-maturity	$ 256,672	$ 151,428
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	0
Preferred stock per share liquidation preference	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000,000	20,000,000
Common stock stock, shares issued	16,150,807	16,150,854
Treasury stock, shares	810,089	820,039